DUE TO RELATED PARTIES: Schedule of Related Party Transactions (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Loans From Company Officers
Due to related parties	$ 57,777	$ 69,549		$ 28,958
Accrued Liability To Contracted Cfo
Due to related parties	254,000	218,000	$ 218,000	170,000
Note Payable To Officer
Due to related parties	4,500	4,500		0
Accrued Interest On Note Payable To Officer
Due to related parties	2,185	348		0
Due to related parties	318,462	292,397		$ 198,958
Convertible notes payable to related party, long-term	25,000	0
Total due to related parties - long-term	25,000	0
Total due to related parties	$ 343,462	$ 292,397